Tax, Income Tax Expense (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Income tax expense [Abstract]
Current income tax benefit/(expense)	$ 1,226	$ (1,008)		$ 0
Deferred income tax benefit/(expense)	1,763	(2,568)		(3,649)
Total income tax benefit/(expense)	$ 2,989	$ (3,576)	[1]	$ (3,649)	[1]

[1]	Refer to Note 32 for details on restatement of prior period comparatives.